Derivative Financial Instruments (Fair Values Of Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value	$ (21,434)	$ (66,661)
Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value	(21,100)	(63,700)
Designated As Hedging Instruments [Member] | Accrued Expenses And Other Current Liabilities [Member] | Commodity Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value	(21,100)	(8,900)
Designated As Hedging Instruments [Member] | Deferred Credits And Other Liabilities [Member] | Commodity Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value		(54,800)
Not Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value	5,071	266
Derivative Liability, Fair Value	(334)	(2,961)
Not Designated As Hedging Instruments [Member] | Accrued Expenses And Other Current Liabilities [Member] | Commodity Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value		(2,961)
Not Designated As Hedging Instruments [Member] | Accrued Expenses And Other Current Liabilities [Member] | Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value	(334)
Not Designated As Hedging Instruments [Member] | Other Current Assets [Member] | Commodity Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value	5,071
Not Designated As Hedging Instruments [Member] | Other Current Assets [Member] | Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value		$ 266